MD&A - Risk management and control - Market Risk (Detail 1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Value At Risk [Line Items]
Management VaR	[1]	SFr 10	SFr 11
Diversification effect	[1],[2],[3]	(6)	(8)
Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	1
Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	8	8
CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	4	6
CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	3	4
Min.
Value At Risk [Line Items]
Management VaR	[1]	5	8
Min. | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Min. | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	0	0
Min. | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Min. | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Min. | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	4	5
Min. | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Min. | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	3	5
Min. | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	3	3
Max.
Value At Risk [Line Items]
Management VaR	[1]	18	18
Max. | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Max. | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	1
Max. | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Max. | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Max. | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	17	18
Max. | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Max. | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	8	9
Max. | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	5	5
Average
Value At Risk [Line Items]
Management VaR	[1]	11	11
Diversification effect	[1],[2],[3]	(8)	(10)
Average | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Average | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	0
Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Average | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Average | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	9	9
Average | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Average | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	6	7
Average | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	3	4
Equity
Value At Risk [Line Items]
Management VaR	[1]	4	4
Diversification effect	[1],[2],[3]	(1)	0
Equity | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	6	5
Equity | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	0	0
Equity | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	1	0
Equity | Min.
Value At Risk [Line Items]
Management VaR	[1]	1	1
Equity | Max.
Value At Risk [Line Items]
Management VaR	[1]	14	15
Equity | Average
Value At Risk [Line Items]
Management VaR	[1]	6	5
Interest rates
Value At Risk [Line Items]
Management VaR	[1]	8	11
Diversification effect	[1],[2],[3]	(6)	(9)
Interest rates | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Interest rates | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	1
Interest rates | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Interest rates | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Interest rates | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	7	8
Interest rates | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Interest rates | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	5	7
Interest rates | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	4
Interest rates | Min.
Value At Risk [Line Items]
Management VaR	[1]	6	9
Interest rates | Max.
Value At Risk [Line Items]
Management VaR	[1]	12	15
Interest rates | Average
Value At Risk [Line Items]
Management VaR	[1]	9	11
Credit spreads
Value At Risk [Line Items]
Management VaR	[1]	8	5
Diversification effect	[1],[2],[3]	(4)	(3)
Credit spreads | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Credit spreads | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	1
Credit spreads | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Credit spreads | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Credit spreads | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	5	3
Credit spreads | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Credit spreads | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	2	1
Credit spreads | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	2
Credit spreads | Min.
Value At Risk [Line Items]
Management VaR	[1]	4	3
Credit spreads | Max.
Value At Risk [Line Items]
Management VaR	[1]	8	6
Credit spreads | Average
Value At Risk [Line Items]
Management VaR	[1]	6	4
Foreign exchange
Value At Risk [Line Items]
Management VaR	[1]	3	2
Diversification effect	[1],[2],[3]	(1)	(1)
Foreign exchange | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	2	3
Foreign exchange | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Foreign exchange | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	1	1
Foreign exchange | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	0	1
Foreign exchange | Min.
Value At Risk [Line Items]
Management VaR	[1]	1	1
Foreign exchange | Max.
Value At Risk [Line Items]
Management VaR	[1]	5	5
Foreign exchange | Average
Value At Risk [Line Items]
Management VaR	[1]	2	3
Commodities
Value At Risk [Line Items]
Management VaR	[1]	2	1
Diversification effect	[1],[2],[3]	0	0
Commodities | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	2	1
Commodities | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Min.
Value At Risk [Line Items]
Management VaR	[1]	0	0
Commodities | Max.
Value At Risk [Line Items]
Management VaR	[1]	6	2
Commodities | Average
Value At Risk [Line Items]
Management VaR	[1]	2	1
UBS AG
Value At Risk [Line Items]
Management VaR	[1]	10	11
Diversification effect	[1],[2],[3]	(6)	(8)
UBS AG | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	8	8
UBS AG | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	4	6
UBS AG | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	3	4
UBS AG | Min.
Value At Risk [Line Items]
Management VaR	[1]	5	8
UBS AG | Min. | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Min. | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Min. | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Min. | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Min. | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	4	5
UBS AG | Min. | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Min. | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	3	5
UBS AG | Min. | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	3	3
UBS AG | Max.
Value At Risk [Line Items]
Management VaR	[1]	18	18
UBS AG | Max. | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Max. | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Max. | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Max. | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Max. | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	17	18
UBS AG | Max. | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Max. | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	8	9
UBS AG | Max. | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	5	5
UBS AG | Average
Value At Risk [Line Items]
Management VaR	[1]	11	11
Diversification effect	[1],[2],[3]	(8)	(10)
UBS AG | Average | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Average | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	0
UBS AG | Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Average | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Average | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	9	9
UBS AG | Average | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Average | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	6	7
UBS AG | Average | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	3	4
UBS AG | Equity
Value At Risk [Line Items]
Management VaR	[1]	4	4
Diversification effect	[1],[2],[3]	(1)	0
UBS AG | Equity | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	6	5
UBS AG | Equity | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Equity | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	1	0
UBS AG | Equity | Min.
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Equity | Max.
Value At Risk [Line Items]
Management VaR	[1]	14	15
UBS AG | Equity | Average
Value At Risk [Line Items]
Management VaR	[1]	6	5
UBS AG | Interest rates
Value At Risk [Line Items]
Management VaR	[1]	8	11
Diversification effect	[1],[2],[3]	(6)	(9)
UBS AG | Interest rates | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Interest rates | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Interest rates | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Interest rates | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Interest rates | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	7	8
UBS AG | Interest rates | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Interest rates | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	5	7
UBS AG | Interest rates | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	4
UBS AG | Interest rates | Min.
Value At Risk [Line Items]
Management VaR	[1]	6	9
UBS AG | Interest rates | Max.
Value At Risk [Line Items]
Management VaR	[1]	12	15
UBS AG | Interest rates | Average
Value At Risk [Line Items]
Management VaR	[1]	9	11
UBS AG | Credit spreads
Value At Risk [Line Items]
Management VaR	[1]	8	5
Diversification effect	[1],[2],[3]	(4)	(3)
UBS AG | Credit spreads | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Credit spreads | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Credit spreads | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Credit spreads | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Credit spreads | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	5	3
UBS AG | Credit spreads | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Credit spreads | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	2	1
UBS AG | Credit spreads | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	2	2
UBS AG | Credit spreads | Min.
Value At Risk [Line Items]
Management VaR	[1]	4	3
UBS AG | Credit spreads | Max.
Value At Risk [Line Items]
Management VaR	[1]	8	6
UBS AG | Credit spreads | Average
Value At Risk [Line Items]
Management VaR	[1]	6	4
UBS AG | Foreign exchange
Value At Risk [Line Items]
Management VaR	[1]	3	2
Diversification effect	[1],[2],[3]	(1)	(1)
UBS AG | Foreign exchange | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	2	3
UBS AG | Foreign exchange | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Foreign exchange | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Foreign exchange | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	0	1
UBS AG | Foreign exchange | Min.
Value At Risk [Line Items]
Management VaR	[1]	1	1
UBS AG | Foreign exchange | Max.
Value At Risk [Line Items]
Management VaR	[1]	5	5
UBS AG | Foreign exchange | Average
Value At Risk [Line Items]
Management VaR	[1]	2	3
UBS AG | Commodities
Value At Risk [Line Items]
Management VaR	[1]	2	1
Diversification effect	[1],[2],[3]	0	0
UBS AG | Commodities | Wealth Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Wealth Management Americas
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Asset Management
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Investment Bank
Value At Risk [Line Items]
Management VaR	[1]	2	1
UBS AG | Commodities | CC - Services
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | CC - Group ALM
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | CC - Non-core and Legacy Portfolio
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Min.
Value At Risk [Line Items]
Management VaR	[1]	0	0
UBS AG | Commodities | Max.
Value At Risk [Line Items]
Management VaR	[1]	6	2
UBS AG | Commodities | Average
Value At Risk [Line Items]
Management VaR	[1]	SFr 2	SFr 1

[1]
Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total.

[2]	As the minimum and maximum occur on different days for different business divisions and Corporate Center, it is not meaningful to calculate a portfolio diversification effect.
[3]	Difference between the sum of the standalone VaR for the business divisions and Corporate Center units and the VaR for the Group as a whole.